UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
				[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pin Oak Investment Advisors, Inc.
Address:	510 Bering
		Suite 100
		Houston, Texas  77057

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   August 14, 2008

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	55

Form 13F Information Table Value Total: $61,780

List of Other Included Managers:	None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hthwy          COM              084670991      483      400 SH       SOLE                      400
AFC Enterprises                COM              00104Q107     1258   157500 SH       SOLE                   157500
AllianceBernstein              COM              01881G106      615    11250 SH       SOLE                    11250
American Express               COM              025816109     2104    55850 SH       SOLE                    55850
Anheuser Busch                 COM              035229103      354     5700 SH       SOLE                     5700
Annaly Capital Mgmt            COM              035710409      489    31525 SH       SOLE                    31525
Apple Computer                 COM              037833100     2786    16638 SH       SOLE                    16638
BP PLC ADR                     COM              055622104      276     3968 SH       SOLE                     3968
Banco Bilbao                   COM              05946K101      315    16590 SH       SOLE                    16590
Bank of America                COM              060505104      370    15503 SH       SOLE                    15503
Berkshire Hathaway B           COM              084670207     4666     1163 SH       SOLE                     1163
Buckeye Ptnrs LP               COM              118230101      217     5075 SH       SOLE                     5075
Calamos Asset Mgmt             COM              12811R104     1869   109774 SH       SOLE                   109774
ChevronTexaco                  COM              166764100      505     5091 SH       SOLE                     5091
Cisco Systems Inc              COM              17275R102      377    16211 SH       SOLE                    16211
Citigroup                      COM              172967101      185    11051 SH       SOLE                    11051
Coca Cola                      COM              191216100      772    14845 SH       SOLE                    14845
Colgate-Palmolive              COM              194162103      249     3600 SH       SOLE                     3600
Comcast A Spcl                 COM              20030N200      844    44975 SH       SOLE                    44975
Compucredit Corp               COM              20478N100      546    90950 SH       SOLE                    90950
ConocoPhillips                 COM              20825C104     1977    20947 SH       SOLE                    20947
Contango Oil & Gas             COM              21075N204     3682    39630 SH       SOLE                    39630
Continental Resources          COM              212015101      414     5975 SH       SOLE                     5975
Covidien Ltd                   COM              030852800      416     8679 SH       SOLE                     8679
Cryo-cell Intl                 COM              228895108        5     7000 SH       SOLE                     7000
Dell Inc                       COM              24702R101     1073    49029 SH       SOLE                    49029
Encore Acquisition Co          COM              29255W100      226     3000 SH       SOLE                     3000
Exxon Mobil Corp               COM              30231G102     4556    51695 SH       SOLE                    51695
First Marblehead Corp          COM              320771108      222    86500 SH       SOLE                    86500
General Electric               COM              369604103     2195    82247 SH       SOLE                    82247
Goodrich Corp                  COM              382388106     1775    37400 SH       SOLE                    37400
Greenlight Capital             COM              G4095J109      343    15000 SH       SOLE                    15000
Home Depot Inc                 COM              437076102     1126    48068 SH       SOLE                    48068
Intel Corp                     COM              458140100      385    17928 SH       SOLE                    17928
Johnson & Johnson              COM              478160104     2849    44282 SH       SOLE                    44282
Kinder Morgan Mgmt             COM              49455U100      501     9303 SH       SOLE                     9303
Legg Mason Inc                 COM              524901105     1349    30955 SH       SOLE                    30955
Microsoft Inc                  COM              594918104     3253   118256 SH       SOLE                   118256
Moodys Corp                    COM              615369105     1335    38775 SH       SOLE                    38775
Natl Oilwell Varco             COM              637071101     2242    25265 SH       SOLE                    25265
Pepsico                        COM              713448108     1782    28030 SH       SOLE                    28030
Pfizer Inc                     COM              717081103      717    41022 SH       SOLE                    41022
Prepaid Card Hldgs Inc         COM              74071E108        1    10000 SH       SOLE                    10000
Procter & Gamble Co            COM              742718109      631    10384 SH       SOLE                    10384
Proshares Ultrashort S&P 500   COM              74347R883      229     3435 SH       SOLE                     3435
Royal Dutch Shell ADR          COM              780259206      377     4617 SH       SOLE                     4617
SBA Communications CP          COM              78388j106     2214    61475 SH       SOLE                    61475
Schlumberger Ltd               COM              806857108      304     2832 SH       SOLE                     2832
Sears Holding Corp             COM              812350106     1668    22645 SH       SOLE                    22645
Tyco Electronics Ltd           COM              030682858      403    11247 SH       SOLE                    11247
Wabco Holdings Inc             COM              92927K102     1060    22814 SH       SOLE                    22814
Walmart                        COM              931142103     2391    42550 SH       SOLE                    42550
Washington Mutual              COM              939322103       68    13750 SH       SOLE                    13750
Weingarten Realty              COM              948741103      343    11300 SH       SOLE                    11300
Wrigley WM Jr Co               COM              982526105      389     5000 SH       SOLE                     5000